LEASES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost
Operating lease cost	$ 5,216	$ 5,133
Short term lease cost	1,063	364
Total lease cost	$ 6,279	$ 5,472
Office spaces, stores and motor vehicles | Maximum
Lease description
Remaining lease term	5 years
Renewal term of lease	5 years